Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Cash flows	12 Months Ended
Sep. 30, 2022 USD ($)
Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (6,236,116)
Deferred income tax recovery	(99,814)
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	107,674
Deferred income tax recovery	(107,674)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(6,128,442)
Deferred income tax recovery	$ (207,488)